CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Avenue, Suite 601
New York, New York 10070

February 9, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Congressional Effect Family of Funds (“Trust”) (File Nos. 333-148558 and 811-22164), on behalf of the Congressional Effect Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data information using eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the Fund’s Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on January 25, 2012, which supplement (accession number: 0001398344-12-000171) is incorporated by reference into this Rule 497 Document.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
Congressional Effect Family of Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101